COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LITIGATION AND CLAIMS
Operating Lease Right-of-use Assets	$ 355	$ 372	$ 453
Total Lease Liabilities	$ 377	$ 392